NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CONTROLLING INTERESTS
Net income attributable to Daqo New Energy Corp. shareholders	$ 429,545	$ 1,819,801	$ 748,924
Transfers from the non-controlling interests:
Decrease in the Company's paid-in capital from acquisition of non-controlling interest		(386)
Increase in the Company's paid-in capital from subsidiary's offering of its equity interests to third parties (including exercise of stock options)	5,401	878,768	594,301
Decrease in the Company's paid-in capital from repurchase of shares by subsidiary	(26,281)
Net transfers from (to) non-controlling interests	(20,880)	878,382	594,301
Change from net income attributable to Daqo New Energy Corp. shareholders and transfers from (to) non-controlling interests	$ 408,665	$ 2,698,183	$ 1,343,225